Organization and Summary of Significant Accounting Policies - Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average shares, basic (in shares)	1,039,420	823,878